Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of June 30, 2024 and December 31, 2023, intangible assets, net consisted of the following:

	June 30,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(26,533)	(20,793)
Total intangible assets, net	38,267	44,007

As of December 31, 2023 and 2022, intangible assets, net consisted of the following:

	December 31,	December 31,
	2023	2022
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(20,793)	(9,314)
Total intangible assets, net	44,007	55,486

Schedule of Amortization Amount of Intangible Asset

For the six months ended June 30, 2024 and 2023, amortization expenses amounted to $5,740 and $5,740 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset:

Year ending December 31,
2024 (remaining 6 months)	$5,740
2025	11,480
2026	11,480
2027	9,567
Total	$38,267

For the years ended December 31, 2023, 2022 and 2021, amortization expenses amounted to $11,479, $3,147 and $1,480 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2024	11,480
2025	11,480
2026	11,480
2027	9,567
Total	44,007